Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
9. Tax
Profit before tax	£ 3,065	£ 4,357	[1]	£ 3,494	[1]
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%; 2018: 19%)	582	828		664
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.1% (2019: 24.2%; 2018: 21.9%))	£ 188	£ 227		£ 100
Tax, percentage [abstract]
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%; 2018: 19%)	19.00%	19.00%		19.00%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.1% (2019: 24.2%; 2018: 21.9%))	6.10%	5.20%		2.90%
Recurring items [abstract]
Adjustments in respect of prior years	£ 179	£ (120)		£ (220)
Non-creditable taxes including withholding taxes	109	150		156
Impact of UK bank levy being non-deductible	57	43		51
Non-deductible expenses	48	45		81
Tax adjustments in respect of share-based payments	26	(6)		17
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	15		16
Banking surcharge and other items	6	57		104
Changes in recognition of deferred tax and effect of unrecognised tax losses	(123)	(82)		(104)
AT1 tax credit	(165)	(157)		(148)
Non-taxable gains and income	£ (208)	£ (260)		£ (245)
Recurring items, percentages [abstract]
Adjustments in respect of prior years, percentage	5.80%	(2.70%)		(6.30%)
Non-creditable taxes including withholding taxes, percentage	3.50%	3.40%		4.50%
Impact of UK bank levy being non-deductible, percentage	1.90%	1.00%		1.50%
Non-deductible expenses, percentage	1.60%	1.00%		2.30%
Tax adjustments in respect of share-based payments, percentage	0.80%	(0.10%)		0.50%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.80%	0.30%		0.50%
Banking surcharge and other items, percentage	0.20%	1.30%		2.90%
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(4.00%)	(1.90%)		(3.00%)
AT1 tax credit, percentage	(5.40%)	(3.60%)		(4.30%)
Non-taxable gains and income, percentage	(6.80%)	(6.00%)		(7.00%)
Non-recurring items [abstract]
Remeasurement of UK deferred tax assets	£ (118)	£ 0		£ 0
Non-deductible provisions for UK customer redress	(7)	263		93
Non-deductible provisions for investigations and litigation	£ 5	£ 0		£ 346
Non-recurring items, percentages [abstract]
Remeasurement of UK deferred tax assets due to tax rate reduction, percentage	(3.80%)	0.00%		0.00%
Non-deductible provisions for UK customer redress, percentage	(0.20%)	6.10%		2.70%
Non-deductible provisions for investigations and litigation, percentage	0.20%	0.00%		9.90%
Tax charge	£ 604	£ 1,003		£ 911
Total tax charge, percentage	19.70%	23.00%		26.10%

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .